Related Party Transactions (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Transactions with Related Parties [Abstract]
Amount paid by a related party on behalf of the Group		$ 167
Accrued interests of amount due to Shengda Group	$ 146